Movements in Hedge Accounting Effects in Other Comprehensive Income (Detail) - Foreign Exchange Risk Sensitivity Analysis - BRL BRL in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Foreign Exchange Contract [Member]
Interest Rate Swaps [Line Items]
Balance in 2012	BRL 165,085	BRL 57,474	BRL 128,127
Gain on designated hedges	(697,726)	143,524	(126,511)
Transfer on ineffective portion to profit or loss	(7,626)	10,443	(16,611)
Amortization of hedges to profit or loss at effective rate	8,336	9,081	36,072
Deferred taxes on hedge accounting	236,985	(55,437)	36,397
Balance in 2013	(294,946)	165,085	57,474
Interest Rate Contract [Member]
Interest Rate Swaps [Line Items]
Balance in 2012	(41,442)	(56,624)	12,057
Gain on designated hedges	(104,339)	20,029	(80,487)
Transfer on ineffective portion to profit or loss	78	(97)	500
Amortization of hedges to profit or loss at effective rate	3,325	3,070	(24,075)
Deferred taxes on hedge accounting	34,319	(7,820)	35,381
Balance in 2013	BRL (108,059)	BRL (41,442)	BRL (56,624)